Income taxes (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Explanatory [Abstract]
Domestic statutory tax rate as per India	34.61%	34.61%	33.99%
Deferred tax liability on undistributed profits of certain subsidiaries	$ 25,283,576	$ 45,856,609
Amount of carry forward tax losses for which no deferred tax assets recognised	$ 4,671,396	$ 4,748,944